Significant subsequent events	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Significant subsequent events
36. Significant subsequent events
Consolidation of shares and Delisting of Toyota Industries -
As part of the transactions implemented to take Toyota Industries Corporation (“Toyota Industries”) private by Toyota Asset Preparatory Company, Ltd., which was established by Toyota Fudosan Co., Ltd. (“Toyota Fudosan”), an equity-method affiliated company of TMC
, a share consolidation of the common stock of Toyota Industries (the “Toyota Industries Shares”) at a ratio of
74,100,604
shares to one share
(the “Share Consolidation”) was approved at the extraordinary general meeting of shareholders of Toyota Industries held on May 12, 2026. As a result, the Toyota Industries Shares were delisted on June 1, 2026, and the Share Consolidation became effective on June 3, 2026. Following the effectiveness of the Share Consolidation, TMC holds one share of Toyota Industries.

The business integration of MFTBC and Hino -
On June 10, 2025, TMC, Daimler Truck AG, MFTBC and Hino concluded a definitive agreement for the business integration of MFTBC and Hino.
Hino is no longer a consolidated subsidiary of TMC as of the effective date of this business integration (April 1, 2026). Immediately prior to the business integration that became effective during the year ending March 31, 2027, Hino’s Hamura Plant became a consolidated subsidiary of TMC as Toyota Motor Hamura, Inc.
Management is currently evaluating the impact of this business integration on Toyota’s consolidated financial statements.
Discontinuation of Development of LF-ZC -
TMC

has decided in late May 2026, in light of the surrounding environment, to discontinue the development of LF-ZC, which had been planned for production in Japan and for sale in North America, Europe, and Japan. The know-how and technologies acquired through the development of this vehicle will be actively utilized and applied to other vehicle development projects. There will be no changes to the development of other key BEVs.
With respect to the impact on Toyota’s financial position and results of operations for the fiscal year ending March 31, 2027, and subsequent periods, it is not possible at this time to reasonably estimate such impact. While Toyota will utilize the results of development to date to the maximum extent possible, the amount, including potential costs such as compensation to business partners, will be determined through ongoing investigations and discussions with business partners.